Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts and Notes Receivable and Allowance for Doubtful Accounts

Accounts and notes receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
Accounts receivable	749,456	733,558	113,242
Notes receivable	905	620	96

Allowance for doubtful debts	(10,416)	(40,070)	(6,186)

	739,945	694,108	107,152

Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Balance at beginning of the year	547	10,416	1,608
Provision	9,924	30,751	4,747
Write-off of accounts receivable	(55)	(1,097)	(169)

Balance at the end of the year	10,416	40,070	6,186